Equity Earnings (Loss) of Joint Ventures (Details 2) - Equity Method Investee - USD ($)	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Sales to Joint Venture	$ 1,966,000	$ 304,000	$ 2,298,000
Purchases from VAST LLC	245,000	149,000	164,000
Expenses charged to VAST LLC	843,000	1,034,000	832,000
Expenses charged from VAST LLC	1,134,000	1,526,000	1,825,000
Accounts receivable from joint venture entity		55,000
Long-term loan receivable from VAST LLC	300,000	400,000
Accounts payable to VAST LLC		213,000
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Sales to Joint Venture	$ 234,000	363,000	$ 157,000
Accounts receivable from joint venture entity		450,000
Current loan receivable from SAL LLC		$ 325,000